Related Party Transactions - Loan to Related Parties and Amounts due from Related Parties (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loan to Related Parties
Loans to Related Parties, Beginning Balance	¥ 33,000,000,000
Origination	661,167,166,000
Collection	(622,850,900,000)
Loans to Related Parties, Ending Balance	71,316,266,000
Amounts due from related parties		$ 36,064,002	¥ 247,958,047	¥ 268,760,059
Funds managed by Jupai Group
Loan to Related Parties
Loans to Related Parties, Beginning Balance	33,000,000,000
Origination	607,167,166,000
Collection	(606,167,166,000)
Loans to Related Parties, Ending Balance	34,000,000,000
Amounts due from related parties		30,628,660	210,587,355	¥ 268,760,059
Investees of shareholder of the Company
Loan to Related Parties
Amounts due from related parties		7,916	54,426
Noncontrolling interest shareholder
Loan to Related Parties
Origination	54,000,000,000
Collection	(16,683,734,000)
Loans to Related Parties, Ending Balance	¥ 37,316,266,000
Noncontrolling interest shareholder | Loans to related party
Loan to Related Parties
Amounts due from related parties		$ 5,427,426	¥ 37,316,266